BBH Core Select | BBH Core Select
BBH CORE SELECT SUMMARY
INVESTMENT OBJECTIVE
The investment objective of BBH Core Select (the “Fund”) is to provide investors with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	BBH Core Select Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Core Select Class N Shares
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.09%
Less Fee Waiver/Expense Reimbursement	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%

The Investment Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.00% through March 1, 2015 (the “Expense Limitation Agreement”). The expiration date of the Expense Limitation Agreement differs from that disclosed in the “Financial Highlights” section of this prospectus due to the timing of the renewal of this agreement. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3, 5 and 10 year calculations. The example assumes that you invest $10,000 in the Fund’s Class N shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BBH Core Select Class N Shares	102	338	593	1,321

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund’s equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than $5 billion.

The Investment Adviser selects companies based on their long-term investment potential and follows a “buy and own” approach. The Fund does not seek to trade in and out of stocks for small gains. While not a determining factor, the investment adviser may consider tax implications when deciding whether or not to sell a particular investment. As a result of the Investment Adviser’s disciplined investment process, the Fund may, at times, hold large percentages of cash.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class N Shares (% Per Calendar Year)

Highest Performing Quarter: 16.20% in 3rd quarter of 2009 Lowest Performing Quarter: (17.07)% in 4th quarter of 2008
Average Annual Total Returns (Through December 31, 2013)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH Core Select	1 Year	5 Years	10 Years
Class N Shares	26.51%	17.22%	9.79%
Class N Shares Return After Taxes on Distributions	25.75%	16.92%	9.61%
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	15.59%	14.02%	8.09%
Standard & Poor's 500 Stock Index (reflects no deduction of fees, expenses or taxes)	32.39%	17.93%	7.40%